Pensions and Other Postretirement Benefits (Net Periodic Benefit Costs) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 Pensions	Dec. 31, 2011 Pensions	Dec. 31, 2012 Pensions Defined Contribution Pension	Dec. 31, 2011 Pensions Defined Contribution Pension	Dec. 31, 2010 Pensions Defined Contribution Pension	Dec. 31, 2012 Pensions Other Postretirement Benefits	Dec. 31, 2011 Pensions Other Postretirement Benefits	Dec. 31, 2010 Pensions Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 54	$ 57	$ 54	$ 57	$ 57	$ 19	$ 16	$ 17
Interest cost		217	231	217	231	227	50	55	56
Expected return on plan assets				(261)	(280)	(250)
Amortization of prior service cost (credit)		0			1	4	(10)	(10)	(4)
Amortization of actuarial losses		139		133	106	108	31	26	16
Curtailments and special termination benefits	30	6	58		5
Net periodic benefit cost				$ 143	$ 120	$ 146	$ 90	$ 87	$ 85